Acquisitions - Intangible assets (Details) - Olaregen - USD ($)	1 Months Ended
	Nov. 27, 2019	Nov. 27, 2018
Total		$ 4,770,000
Developed Software/Technology [Member]
Total		3,980,000
Noncompete Agreements [Member]
Total		$ 790,000
Average Estimated Life	3 years